UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2000

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
383 Fifth Avenue, 5th Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         February 15, 2001

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $81,149














































[NOTIFY-INTERNET] goldman@aristeiacapital.com

                                                      VALUE    SHARES/       PUTINVSTMT
     NAME OF ISSUER       TITLE OF CLASS    CUSIP     (x$1000) PRN AMT       CALDSCRETN
AMERISOURCE HEALTH CORP  SB NT CV 144A 07 03071PAB8   5,299      4,500    PRN   SOLE
AMERITRADE HLDG CORP     SUB NT CV5.75%04 03072HAB5    2,024      4,250   PRN   SOLE
ALLIED RISER COMMUNICATIOSB NT CV 144A 07 019496AA6    3,080     11,250   PRN   SOLE
BEA SYS INC              SB NT CV 4% 06   073325AD4    5,191      2,500   PRN   SOLE
CHARTER COMMUNICATIONS INSB NT CV 144A 05 16117MAA5   10,355      8,500   PRN   SOLE
CV THERAPEUTICS INC      SUB NT CV4.75%07 126667AB0    3,093      2,500   PRN   SOLE
DIAMOND OFFSHORE DRILLINGDEB ZERO CONV 20 25271CAC6    2,531      5,000   PRN   SOLE
E TRADE GROUP INC        SUB NT CV 6%07   269246AB0    1,629      3,000   PRN   SOLE
GLOBAL CROSSING LTD      PFD CV 6.75%     G3921A134    1,663     11,313   SH    SOLE
HEWLETT PACKARD CO       SB LYON ZERO 17  428236AC7    2,524      4,740   PRN   SOLE
INHALE THERAPEUTICS SYS ISUB NT CV 144A 07457191AG9    1,129      1,000   PRN   SOLE
MPOWER COMMUNICATIONS CORPFD CV D 7.25%   62473J205    1,030    124,900   SH    SOLE
NATIONAL AUSTRALIA BK LTDCAP UTS EXCHBL   632525309    5,018    175,300   SH    SOLE
NETWORK ASSOCIATES INC   COM              640938106      572    136,600   SH    SOLE
NETWORK PLUS CORP        DP 1/10A CV7.5   64122D605      675     75,000   PRN   SOLE
PEREGRINE SYSTEMS INC    SB NT CV 144A 07 71366QAA9    2,963      3,000   PRN   SOLE
REDBACK NETWORKS INC     SB NT CV 5% 07   757209AB7    1,338      2,500   PRN   SOLE
SEALED AIR CORP NEW      PFD CV A $2      81211K209    1,022     31,700   SH    SOLE
SOLECTRON CORP           LYON ZERO CPN 20 834182AL1   12,931     25,200   PRN   SOLE
TELEFONOS DE MEXICO SA   SR DB CV 4.25%04 879403AD5    9,407      8,571   PRN   SOLE
TYCO INTL LTD NEW        LYON ZRO 144A 20 902124AA4    7,675     10,000   PRN   SOLE

                                                      81,149